INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Operating expenses
General and administrative	$ 452,053	$ 304,428	$ 2,236,580	$ 1,873,520
Research and development	318,625	5,180	732,395	263,847
Total operating expenses	(770,678)	(309,608)	(2,968,975)	(2,137,367)
Other income (expenses)
Interest and finance income (expenses), net	(77,009)	(3,287)	(7,089)	(51,341)
Gain (loss) on settlement of accounts payable			199,655	(976,880)
Financing related charges and adjustments	37,651	683,000	(8,624,986)	(480,328)
Foreign exchange gain (loss)	23,318	(11,468)	33,042	(54,130)
Total other income (expenses), net	(16,040)	668,245	(8,399,378)	(1,562,679)
Net loss and comprehensive loss for the period	$ (786,718)	$ 358,637	$ (11,368,353)	$ (3,700,046)
Loss per share
Basic	$ (0.02)	$ 0.01	$ (0.29)	$ (0.12)
Diluted	$ (0.02)	$ (0.01)	$ (0.30)	$ (0.12)
Weighted average number of shares outstanding
Basic	51,630,390	37,484,793	39,727,731	31,908,441
Diluted	51,630,390	43,933,759	39,727,731	31,908,441